CONVERTIBLE DEBT	3 Months Ended
Mar. 31, 2024
Convertible Debt
CONVERTIBLE DEBT

8.	CONVERTIBLE DEBT

On March 27, 2023, the Corporation completed a private placement of unsecured convertible debentures for gross proceeds of C$4 million. The convertible debentures bear interest at 15% per annum, and mature 18 months from the closing date. Interest payments on the convertible debentures are due on the twelve-month anniversary of the maturity date of September 27, 2024.

Each convertible debenture is convertible at the holder’s option into Units at any time prior to maturity at a conversion price of C$1.45 per Unit. Upon conversion, each Unit will consist of one Common Share and 0.2 of a Warrant. Each Warrant is exercisable into a Warrant Share at an exercise price of C$1.45 for a period of thirty-six months following the initial debenture closing date. The convertible debenture is redeemable at the Company’s option at any time after 12 months, with 30 days notice, at a redemption price of 105% of the principal, payable in cash, plus any accrued interest up to the maturity date.

The unsecured convertible debentures represent financial instruments that include host debentures accounted for at amortized cost and embedded derivatives related to the conversion feature and redemption option, which are separated from the convertible debentures and accounted for at fair value with changes in fair value recorded in the statement of loss.

	Host debentures	Embedded derivatives	Total
	$	$	$
As at January 1, 2023	—	—	—
Convertible debt principal	2,208	747	2,955
Transactions costs	(159)	—	(159)
As at March 27, 2023	2,049	747	2,796
Change in fair value	N/A	(605)	(605)
Interest accretion	394	—	394
Foreign exchange	56	17	73
As at December 31, 2023	2,499	159	2,658
Change in fair value	N/A	(204)	(204)
Interest accretion	183	—	183
Foreign exchange	(62)	—	(62)
As at March 31, 2024	2,620	(45)	2,575

The fair value of the embedded derivatives were estimated using a binomial tree method with the following assumptions as at March 31, 2024:

Assumptions

Risk-free interest rate	4.4 – 5.1%
Credit spread	28.0%
Expected life of options	1.0 – 2.5 years
Annual dividend rate	0%
Annualized volatility	36.1 – 45.9%

For the three months ended March 31, 2024, the change in fair value resulted in a gain of $204 recognized in the statement of loss. The Company incurred $294 in interest expense on the convertible debentures

(March 31, 2023 - $9); $12 is included in accounts payable and accrued liabilities as at March 31, 2024

(March 31, 2023 - $5).